TRADE RECEIVABLES AND OTHER RECEIVABLES - Additional Information (Details) € in Thousands	Dec. 31, 2023 EUR (€)
TRADE RECEIVABLES AND OTHER RECEIVABLES
Exit bonus receivable	€ 4,500
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TRADE RECEIVABLES AND OTHER RECEIVABLES
Exit bonus receivable	€ 4,700